PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	R 6,794.9
Lease modifications	0.0	R 4.4
Lease derecognitions	0.0	(0.4)
Property, plant and equipment including right-of-use assets at end of period	8,542.2	6,794.9
Purchase of property, plant and equipment, classified as investing activities	(2,254.9)	(2,985.7)	R (1,145.2)
Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	6,769.2
Property, plant and equipment including right-of-use assets at end of period	8,522.2	6,769.2
Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	25.7
Property, plant and equipment including right-of-use assets at end of period	20.0	25.7
Mine plant facilities and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,900.0
Property, plant and equipment including right-of-use assets at end of period	1,935.1	1,900.0
Mine plant facilities and equipment | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,894.1
Property, plant and equipment including right-of-use assets at end of period	1,931.1	1,894.1
Mine plant facilities and equipment | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	5.9
Property, plant and equipment including right-of-use assets at end of period	4.0	5.9
Mine property and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,665.8
Property, plant and equipment including right-of-use assets at end of period	1,676.4	1,665.8
Mine property and development | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,646.0
Property, plant and equipment including right-of-use assets at end of period	1,660.4	1,646.0
Mine property and development | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	19.8
Property, plant and equipment including right-of-use assets at end of period	16.0	19.8
Solar power plant and BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	2,757.1	0.0
Solar power plant and BESS | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	2,757.1	0.0
Solar power plant and BESS | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	0.0	0.0
Exploration assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	9.5
Property, plant and equipment including right-of-use assets at end of period	11.9	9.5
Exploration assets | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	9.5
Property, plant and equipment including right-of-use assets at end of period	11.9	9.5
Exploration assets | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	0.0	0.0
Capital work in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,219.6
Property, plant and equipment including right-of-use assets at end of period	2,161.7	3,219.6
Capital work in progress | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,219.6
Property, plant and equipment including right-of-use assets at end of period	2,161.7	3,219.6
Capital work in progress | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	0.0	0.0
FWGR RTSF and DP2 construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	2,161.7
Ergo solar power plant and integrated BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,606.6
Property, plant and equipment including right-of-use assets at end of period		2,606.6
FWGR RTSF construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	603.8
Property, plant and equipment including right-of-use assets at end of period		603.8
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	9,289.4	6,204.4
Lease modifications		4.4
Lease derecognitions	(1.2)	(4.5)
Disposals and scrapping	(8.5)	(68.0)
Change in estimate of decommissioning asset	7.4	34.7
Transfers between classes of property, plant and equipment	0.0
Property, plant and equipment including right-of-use assets at end of period	11,489.9	9,289.4	6,204.4
Purchase of property, plant and equipment, classified as investing activities	(2,149.6)	(2,862.2)
Cost | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	2,200.0	3,113.9
Cost | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	94.5	90.1
Additions	2.8	4.5
Lease modifications		4.4
Lease derecognitions	(1.2)	(4.5)
Property, plant and equipment including right-of-use assets at end of period	96.1	94.5	90.1
Cost | Mine plant facilities and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,106.6	2,901.6
Lease modifications		0.0
Lease derecognitions	(1.2)	(1.3)
Disposals and scrapping	(1.5)	(9.6)
Change in estimate of decommissioning asset	5.6	22.8
Transfers between classes of property, plant and equipment	30.7
Property, plant and equipment including right-of-use assets at end of period	3,317.7	3,106.6	2,901.6
Cost | Mine plant facilities and equipment | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	177.2	193.1
Cost | Mine plant facilities and equipment | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	25.1	26.4
Additions	0.3	0.0
Lease modifications		0.0
Lease derecognitions	(1.2)	(1.3)
Property, plant and equipment including right-of-use assets at end of period	24.2	25.1	26.4
Cost | Mine property and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,944.0	2,788.6
Lease modifications		4.4
Lease derecognitions	0.0	(3.2)
Disposals and scrapping	(5.1)	(58.4)
Change in estimate of decommissioning asset	1.8	11.9
Transfers between classes of property, plant and equipment	11.4
Property, plant and equipment including right-of-use assets at end of period	3,130.1	2,944.0	2,788.6
Cost | Mine property and development | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	175.5	196.2
Cost | Mine property and development | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	69.4	63.7
Additions	2.5	4.5
Lease modifications		4.4
Lease derecognitions	0.0	(3.2)
Property, plant and equipment including right-of-use assets at end of period	71.9	69.4	63.7
Cost | Solar power plant and BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0	0.0
Lease modifications		0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Change in estimate of decommissioning asset	0.0	0.0
Transfers between classes of property, plant and equipment	2,768.7
Property, plant and equipment including right-of-use assets at end of period	2,858.8	0.0	0.0
Cost | Solar power plant and BESS | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	90.1	0.0
Cost | Solar power plant and BESS | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.0	0.0
Cost | Exploration assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	19.2	16.2
Lease modifications		0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	(1.9)	0.0
Change in estimate of decommissioning asset	0.0	0.0
Transfers between classes of property, plant and equipment	1.3
Property, plant and equipment including right-of-use assets at end of period	21.6	19.2	16.2
Cost | Exploration assets | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	3.0	3.0
Cost | Exploration assets | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.0	0.0
Cost | Capital work in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,219.6	498.0
Lease modifications		0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Change in estimate of decommissioning asset	0.0	0.0
Transfers between classes of property, plant and equipment	(2,812.1)
Property, plant and equipment including right-of-use assets at end of period	2,161.7	3,219.6	498.0
Cost | Capital work in progress | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	1,754.2	2,721.6
Cost | Capital work in progress | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.0	0.0
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(2,494.5)	(2,294.9)
Lease derecognitions	1.2	4.0
Disposals and scrapping	4.8	66.8
Depreciation	(459.2)	(270.4)
Property, plant and equipment including right-of-use assets at end of period	(2,947.7)	(2,494.5)	(2,294.9)
Accumulated depreciation and impairment | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(68.8)	(55.3)
Lease derecognitions	1.2	4.0
Depreciation	(8.5)	(17.5)
Property, plant and equipment including right-of-use assets at end of period	(76.1)	(68.8)	(55.3)
Accumulated depreciation and impairment | Mine plant facilities and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,206.6)	(1,108.7)
Lease derecognitions	1.2	4.0
Disposals and scrapping	1.5	8.4
Depreciation	(178.7)	(110.3)
Property, plant and equipment including right-of-use assets at end of period	(1,382.6)	(1,206.6)	(1,108.7)
Accumulated depreciation and impairment | Mine plant facilities and equipment | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(19.2)	(16.7)
Lease derecognitions	1.2	4.0
Depreciation	(2.2)	(6.5)
Property, plant and equipment including right-of-use assets at end of period	(20.2)	(19.2)	(16.7)
Accumulated depreciation and impairment | Mine property and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,278.2)	(1,176.5)
Lease derecognitions	0.0	0.0
Disposals and scrapping	3.3	58.4
Depreciation	(178.8)	(160.1)
Property, plant and equipment including right-of-use assets at end of period	(1,453.7)	(1,278.2)	(1,176.5)
Accumulated depreciation and impairment | Mine property and development | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(49.6)	(38.6)
Lease derecognitions	0.0	0.0
Depreciation	(6.3)	(11.0)
Property, plant and equipment including right-of-use assets at end of period	(55.9)	(49.6)	(38.6)
Accumulated depreciation and impairment | Solar power plant and BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Depreciation	(101.7)	0.0
Property, plant and equipment including right-of-use assets at end of period	(101.7)	0.0	0.0
Accumulated depreciation and impairment | Exploration assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(9.7)	(9.7)
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Depreciation	0.0	0.0
Property, plant and equipment including right-of-use assets at end of period	(9.7)	(9.7)	(9.7)
Accumulated depreciation and impairment | Capital work in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Depreciation	0.0	0.0
Property, plant and equipment including right-of-use assets at end of period	R 0.0	R 0.0	R 0.0